Legal Claim - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 21, 2018
Legal Claim [Abstract]
Social security contributions employer's portion	R$ 3,167
Social security contributions work accident insurance	2,848
Proceed ingrendered services to investment funds	R$ 950
Legal claim collection of open debts		R$ 15,269